Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Schedule of reconciliation of the beginning and ending aggregate carrying amount of ARO liabilities
The following table presents activity in the Partnership's asset retirement obligations (in thousands):

	Years Ended December 31,
	2016	2015
Beginning balance	$35,371	$34,645
Liabilities assumed (1)	14,542	—
Revision in estimate	230	—
Expenditures	(858)	(91)
Accretion expense	1,577	817
Ending balance	50,862	35,371
Less: current portion	6,499	6,822
Noncurrent asset retirement obligation	$44,363	$28,549

(1) Includes $14.3 million assumed in connection with the Gulf of Mexico Pipeline acquisition described in Note 2.